Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable, Net
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2019	2020
	RMB	RMB	US$
Accounts receivable	578,591	325,606	49,902
Allowance for credit losses	(109,315)	(100,020)	(15,329)

Accounts receivable, net	469,276	225,586	34,573

The movements in the allowance for credit losses were as follows:

	2018	2019	2020	2020
	RMB	RMB	RMB	USD
Balance as of January 1	72,115	83,991	109,315	16,753
Adoption of ASC 326	—	—	9,053	1,387
Amounts charged to expenses	10,099	24,807	(2,973)	(456)
Amounts written off	(1)	(2)	(10,099)	(1,548)
Disposal of a subsidiary	—	—	(68)	(10)
Foreign Exchange effect	1,778	519	(5,208)	(797)

Balance as of December 31	83,991	109,315	100,020	15,329

As of December 31, 2019 and 2020, all accounts receivable was due from third party customers. Provision for credit losses for the years ended December 31, 2018, and 2019 were

RMB
10,099
 and
RMB
24,807
,
respectively, and reversal

of credit losses for the year ended December
31
,
2020
were RMB
2,973
(US$
456)
.
Starting from January 1, 2020, the Group adopted ASC 326, which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. The Group used a modified retrospective approach with a cumulative-effect increase of approximately RMB9,053

(US$1,387)

million recorded in the opening balance of retained earnings
.